Note 23 - Equity-settled Share-based Expense - Options Outstanding (Details)	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Number of options	28,000
Exercise price 1 [member]
Statement Line Items [Line Items]
Exercise price	$ 4
Number of options	5,000
Exercise price 2 [member]
Statement Line Items [Line Items]
Exercise price	$ 11.50
Number of options	18,000
Exercise price 3 [member]
Statement Line Items [Line Items]
Exercise price	$ 8.10
Number of options	5,000